Common stock options granted, forfeited or expired and exercised - Stock-Based Compensation (Details 1) - $ / shares	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options Outstanding	37,964,390	10,979,634	7,340,182
Options Granted	8,879,499	24,532,719	5,851,696
Options Forfeited or expired	(90,000)	(630,778)	(912,250)
Options Exercised	(526,306)
Options Outstanding	37,964,390	37,964,390	10,979,634
Options Exercisable	21,052	178,040	119,214
Weighted Average Exercise Price per Share	$ .061	$ .26	$ .46
Weighted Average Exercise Price per Share, Granted	.001	.001	0.001
Weighted Average Exercise Price per Share, Forfeited or expired	.53	.75	0.65
Weighted Average Exercise Price per Share, Exercised	.001	.001	0.001
Weighted Average Exercise Price per Share, Outstanding	0.061	.061	.26
Weighted Average Exercise Price per Share, Exercisable	$ 0.029	$ 0.003	$ 0.09